Property and equipment (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2025	Aug. 31, 2024
Property and equipment
Beginning balance	$ 1,578,422
Ending balance	1,634,715	$ 1,578,422
Cost
Property and equipment
Beginning balance	2,275,455	2,895,842
Additions	312,420	599,578
Disposals		(429,726)
Transferred to Inventory	(81,473)	(154,912)
Deconsolidation on sale of subsidiary		(635,327)
Ending balance	2,506,402	2,275,455
Accumulated depreciation
Property and equipment
Beginning balance	(697,033)	(581,916)
Depreciation	178,338	257,992
Disposals		42,029
Transferred to Inventory	(3,684)	(21,394)
Deconsolidation on sale of subsidiary		79,452
Ending balance	(871,687)	(697,033)
Machinery and equipment
Property and equipment
Beginning balance	158,517
Ending balance	387,255	158,517
Machinery and equipment | Cost
Property and equipment
Beginning balance	426,338	395,493
Additions	254,456	30,845
Ending balance	680,794	426,338
Machinery and equipment | Accumulated depreciation
Property and equipment
Beginning balance	(267,821)	(229,299)
Depreciation	25,718	38,522
Ending balance	(293,539)	(267,821)
Rolling stock
Property and equipment
Beginning balance	11,220
Ending balance	8,712	11,220
Rolling stock | Cost
Property and equipment
Beginning balance	46,149	49,274
Additions		3,088
Disposals		(6,213)
Ending balance	46,149	46,149
Rolling stock | Accumulated depreciation
Property and equipment
Beginning balance	(34,929)	(34,010)
Depreciation	2,508	4,574
Disposals		3,655
Ending balance	(37,437)	(34,929)
Computer equipment
Property and equipment
Beginning balance	3,581
Ending balance	6,964	3,581
Computer equipment | Cost
Property and equipment
Beginning balance	25,243	25,243
Additions	6,018
Ending balance	31,261	25,243
Computer equipment | Accumulated depreciation
Property and equipment
Beginning balance	(21,662)	(17,288)
Depreciation	2,635	4,374
Ending balance	(24,297)	(21,662)
Moulds
Property and equipment
Beginning balance	965,502
Ending balance	932,223	965,502
Moulds | Cost
Property and equipment
Beginning balance	1,116,447	942,425
Additions		236,654
Disposals		(62,632)
Ending balance	1,116,447	1,116,447
Moulds | Accumulated depreciation
Property and equipment
Beginning balance	(150,945)	(110,724)
Depreciation	33,279	40,949
Disposals		728
Ending balance	(184,224)	(150,945)
Leasehold improvements
Property and equipment
Beginning balance	156,553
Ending balance	114,269	156,553
Leasehold improvements | Cost
Property and equipment
Beginning balance	372,055	362,055
Additions	45,146	10,000
Ending balance	417,201	372,055
Leasehold improvements | Accumulated depreciation
Property and equipment
Beginning balance	(215,502)	(113,837)
Depreciation	87,430	101,665
Ending balance	(302,932)	(215,502)
Boat rental fleet
Property and equipment
Beginning balance	283,049
Ending balance	185,292	283,049
Boat rental fleet | Cost
Property and equipment
Beginning balance	289,223	1,121,352
Additions	6,800	318,991
Disposals		(360,881)
Transferred to Inventory	(81,473)	(154,912)
Deconsolidation on sale of subsidiary		(635,327)
Ending balance	214,550	289,223
Boat rental fleet | Accumulated depreciation
Property and equipment
Beginning balance	(6,174)	(76,758)
Depreciation	26,768	67,908
Disposals		37,646
Transferred to Inventory	(3,684)	(21,394)
Deconsolidation on sale of subsidiary		79,452
Ending balance	$ (29,258)	$ (6,174)